Loan Portfolio Aging Analysis (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	$ 1,044	$ 958
Total Past Due and Non Accrual	3,164	1,869
Current	326,499	313,885
Total Loans Receivable	329,663	315,754
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	1,417	756
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	571	28
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	132	127
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	63	46
Total Past Due and Non Accrual	204	46
Current	67,043	52,240
Total Loans Receivable	67,247	52,286
Commercial | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	141	0
Commercial | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	0	0
Commercial | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	0	0
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	250	247
Total Past Due and Non Accrual	701	768
Current	162,758	157,546
Total Loans Receivable	163,459	158,314
Commercial Real Estate | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	319	394
Commercial Real Estate | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	0	0
Commercial Real Estate | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	132	127
Residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	599	658
Total Past Due and Non Accrual	1,836	967
Current	79,662	82,903
Total Loans Receivable	81,498	83,870
Residential | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	737	292
Residential | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	500	17
Residential | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	0	0
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	132	7
Total Past Due and Non Accrual	423	88
Current	17,036	21,196
Total Loans Receivable	17,459	21,284
Installment | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	220	70
Installment | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	71	11
Installment | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	$ 0	$ 0